Interests in Joint operations	12 Months Ended
Dec. 31, 2023
Disclosure Of Interests in Joint operations [Abstract]
Interests in Joint operations

Note 32     Interests in Joint operations

The Group has interests in joint operations, which are engaged in the exploration of hydrocarbons in Colombia, Ecuador, Brazil, Chile and Argentina.

GeoPark is the operator in the Llanos 34, Llanos 86, Llanos 87, Llanos 104, Llanos 123, Llanos 124, Mecaya, PUT-8, PUT-9, PUT-36, Tacacho and Terecay Blocks in Colombia, in the Espejo Block in Ecuador, in the POT-T-785 Block in Brazil, and in the Flamenco, Campanario and Isla Norte Blocks in Chile.

The following amounts represent the Group’s share in the assets, liabilities and results of the joint operations which have been recognized in the Consolidated Statement of Financial Position and Statement of Income:

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2023
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	354,361	5,079	359,440	(7,641)	351,799	464,146	295,556
Llanos 32 Block	12.5%	2,493	—	2,493	(655)	1,838	7,811	5,661
Llanos 86 Block	50%	5,532	227	5,759	—	5,759	—	(187)
Llanos 87 Block	50%	16,621	650	17,271	(1,211)	16,060	1,527	(17,722)
Llanos 94 Block	50%	—	—	—	(336)	(336)	—	(1,044)
Llanos 104 Block	50%	5,536	320	5,856	—	5,856	—	(186)
Llanos 123 Block	50%	16,292	1,035	17,327	(520)	16,807	8,648	4,006
Llanos 124 Block	50%	—	170	170	(166)	4	—	(7,496)
CPO-5 Block	30%	182,484	—	182,484	(1,540)	180,944	148,594	50,032
CPO-4-1 Block	50%	102	7	109	—	109	—	(96)
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	3,948	51	3,999	(40)	3,959	—	(66)
PUT-8 Block	50%	9,118	306	9,424	—	9,424	—	(8)
PUT-9 Block	50%	4,454	68	4,522	—	4,522	—	(66)
PUT-36 Block	50%	2,950	50	3,000	—	3,000	—	(2)
Tacacho Block	50%	—	103	103	—	103	—	(8)
Terecay Block	50%	—	36	36	—	36	—	(8)
GeoPark Ecuador S.A.
Espejo	50%	10,072	213	10,285	(467)	9,818	1,450	(1,897)
Perico	50%	22,231	—	22,231	(889)	21,342	17,647	258
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	5,233	17,546	22,779	(12,788)	9,991	14,019	4,955
POT-T‑785	70%	160	—	160	—	160	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	—	—	—	(1,336)	(1,336)	—	(178)
Campanario Block	50%	—	—	—	(5,438)	(5,438)	—	(5,113)
Isla Norte Block	60%	—	—	—	(1,018)	(1,018)	—	(1,000)
GeoPark Argentina S.A.
Los Parlamentos Block	50%	—	—	—	—	—	—	(7,086)
Puelen Block	18%	—	2	2	(60)	(58)	—	(51)

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2022
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	295,639	2,284	297,923	(2,104)	295,819	721,326	402,425
Llanos 32 Block	12.5%	2,324	—	2,324	(371)	1,953	9,791	7,066
Llanos 86 Block	50%	970	—	970	—	970	—	(60)
Llanos 87 Block	50%	15,038	—	15,038	(41)	14,997	—	(390)
Llanos 94 Block	50%	576	—	576	(233)	343	—	(5,632)
Llanos 104 Block	50%	1,001	—	1,001	—	1,001	—	(60)
Llanos 123 Block	50%	1,172	—	1,172	—	1,172	—	(60)
Llanos 124 Block	50%	1,207	—	1,207	—	1,207	—	(60)
CPO-5 Block	30%	199,748	—	199,748	(344)	199,404	184,160	69,422
CPO-4-1 Block	50%	102	—	102	—	102	—	—
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	3,908	—	3,908	(17)	3,891	—	(62)
PUT-8 Block	50%	7,927	—	7,927	—	7,927	—	(61)
PUT-9 Block	50%	4,420	—	4,420	—	4,420	—	(62)
PUT-36 Block	50%	2,931	—	2,931	—	2,931	—	(60)
Tacacho Block	50%	—	—	—	—	—	—	(3,699)
Terecay Block	50%	—	—	—	—	—	—	(300)
GeoPark Ecuador S.A.
Espejo	50%	10,727	593	11,320	(5,406)	5,914	—	(5,151)
Perico	50%	15,195	8,506	23,701	(5,315)	18,386	10,671	4,533
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	5,665	18,537	24,202	(12,602)	11,600	19,873	11,240
POT-T‑785	70%	168	—	168	—	168	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	—	—	—	(1,314)	(1,314)	—	(261)
Campanario Block	50%	—	—	—	(422)	(422)	—	(115)
Isla Norte Block	60%	—	—	—	(160)	(160)	—	(131)
GeoPark Argentina S.A.
CN-V Block	50%	—	—	—	(14)	(14)	—	(131)
Los Parlamentos Block	50%	—	—	—	(93)	(93)	—	(176)
Puelen Block	18%	—	10	10	(105)	(95)	—	(69)
Sierra del Nevado Block	18%	—	1	1	(4)	(3)	—	(8)

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2021
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	260,589	1,866	262,455	(5,573)	256,882	486,779	341,473
Llanos 32 Block	12.5%	2,730	—	2,730	(197)	2,533	7,690	5,378
Llanos 86 Block	50%	408	—	408	—	408	—	(60)
Llanos 87 Block	50%	1,220	—	1,220	—	1,220	—	(60)
Llanos 94 Block	50%	1,489	—	1,489	(270)	1,219	—	(171)
Llanos 104 Block	50%	434	—	434	—	434	—	(60)
Llanos 123 Block	50%	907	—	907	—	907	—	(60)
Llanos 124 Block	50%	841	—	841	—	841	—	(60)
CPO-5 Block	30%	210,154	—	210,154	(929)	209,225	88,479	55,131
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	3,837	—	3,837	(84)	3,753	—	—
PUT-8 Block	50%	7,070	—	7,070	—	7,070	—	—
PUT-9 Block	50%	4,342	—	4,342	—	4,342	—	—
PUT-36 Block	50%	2,870	—	2,870	—	2,870	—	—
Tacacho Block	50%	3,629	—	3,629	—	3,629	—	—
Terecay Block	50%	226	—	226	—	226	—	—
GeoPark Perú S.A.C. - Sucursal Ecuador
Espejo	50%	1,132	78	1,210	(610)	600	—	(589)
Perico	50%	4,658	1,449	6,107	(4,535)	1,572	—	(669)
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	6,851	18,269	25,120	(13,657)	11,463	20,109	9,899
POT-T‑785	70%	157	—	157	—	157	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	—	—	—	(2,082)	(2,082)	—	(137)
Campanario Block	50%	—	—	—	(551)	(551)	—	(106)
Isla Norte Block	60%	—	—	—	(138)	(138)	—	(122)
GeoPark Argentina S.A.U.
CN-V Block	50%	—	149	149	(528)	(379)	—	(839)
Los Parlamentos Block	50%	—	—	—	—	—	—	(285)
Puelen Block	18%	—	12	12	(18)	(6)	—	(55)
Sierra del Nevado Block	18%	—	1	1	(5)	(4)	—	(10)

Capital commitments are disclosed in Note 33.2.